Financial Instruments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Percentage of change in financial assets	2.00%	1.00%
Percentage of change in financial liabilities	3.00%	1.00%
Restricted short-term investments	$ 664	$ 550
Allowance for doubtful accounts	78
Maximum exposure to credit risk	344,659	$ 108,165
Gross cash proceeds from equity financing	$ 54,876
Government Agencies
Disclosure Of Financial Instruments [Line Items]
Portion of receivable	19.00%	55.00%
Credit Card Processor And Bill Payment
Disclosure Of Financial Instruments [Line Items]
Portion of receivable	42.00%	30.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Restricted short-term investments	$ 65,395
Liqudity Risk
Disclosure Of Financial Instruments [Line Items]
Gross cash proceeds from equity financing	$ 470,670